Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Corporate Bonds – 14.5%
Banking – 1.7%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$887,250
HBOS Capital Funding LP, 6.8500%µ	100,000	94,150
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	443,930
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	1,000,000	1,028,192
		2,453,522
Capital Goods – 0.7%
Crown Americas LLC / Crown Americas Capital Corp IV, 4.5000%, 1/15/23	1,000,000	1,024,010
Communications – 6.3%
American Tower Corp, 3.8000%, 8/15/29	1,000,000	1,020,763
AT&T Inc, 2.4500%, 6/30/20	1,000,000	999,406
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	500,000	514,940
Comcast Corp, 3.9500%, 10/15/25	283,000	311,582
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,001,698
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	1,000,000	1,008,460
Deutsche Telekom International Finance BV, 1.9500%, 9/19/21 (144A)	1,000,000	987,454
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,020,000
T-Mobile USA Inc, 4.5000%, 2/1/26	91,000	92,592
T-Mobile USA Inc, 4.7500%, 2/1/28	57,000	58,852
Vodafone Group PLC, 4.3750%, 5/30/28	1,000,000	1,051,368
Ziggo BV, 4.8750%, 1/15/30 (144A)	1,000,000	973,935
		9,041,050
Consumer Cyclical – 0.7%
Service Corp International/US, 8.0000%, 11/15/21	200,000	204,000
Service Corp International/US, 5.1250%, 6/1/29	800,000	816,000
		1,020,000
Consumer Non-Cyclical – 3.2%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,000,000	1,099,401
Aramark Services Inc, 4.7500%, 6/1/26	291,000	274,209
Constellation Brands Inc, 4.7500%, 11/15/24	381,000	393,683
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	670,000	707,052
HCA Inc, 5.2500%, 6/15/26	1,000,000	1,048,972
IQVIA Inc, 5.0000%, 5/15/27 (144A)	1,000,000	1,022,500
		4,545,817
Insurance – 0.6%
Prudential PLC, 5.2500%µ	900,000	823,500
Real Estate Investment Trusts (REITs) – 0.3%
Digital Realty Trust LP, 4.7500%, 10/1/25	450,000	469,462
Technology – 1.0%
Apple Inc, 3.3500%, 2/9/27	500,000	545,424
Microsoft Corp, 3.3000%, 2/6/27	500,000	554,859
VMware Inc, 3.9000%, 8/21/27	353,000	348,129
		1,448,412
Total Corporate Bonds (cost $21,106,788)		20,825,773
United States Treasury Notes/Bonds – 2.2%
2.7500%, 11/30/20	2,000,000	2,034,609
2.8750%, 10/31/23	1,000,000	1,090,664
Total United States Treasury Notes/Bonds (cost $2,999,251)		3,125,273
Common Stocks – 77.7%
Aerospace & Defense – 1.2%
BAE Systems PLC	273,827	1,766,489
Auto Components – 0.8%
Cie Generale des Etablissements Michelin SCA	13,635	1,213,255
Banks – 2.0%
BAWAG Group AG (144A)*	34,950	981,720
BNP Paribas SA	35,986	1,084,508
ING Groep NV	166,876	873,866
		2,940,094
Beverages – 2.5%
Carlsberg A/S	8,648	982,021
Coca-Cola Co	33,148	1,466,799
Diageo PLC	34,267	1,097,265
		3,546,085
Capital Markets – 0.2%
St James's Place PLC	26,244	250,014
Chemicals – 1.3%
BASF SE	23,170	1,119,580
Dow Inc	10,988	321,289

Shares or Principal Amounts		Value
Common Stocks – (continued)
Chemicals – (continued)
DuPont de Nemours Inc	10,988	$374,691
		1,815,560
Commercial Services & Supplies – 0.4%
Prosegur Cash SA (144A)	608,377	584,691
Communications Equipment – 2.1%
Cisco Systems Inc	77,245	3,036,501
Containers & Packaging – 1.5%
Amcor PLC	139,710	1,132,948
SIG Combibloc Group AG*	66,685	999,552
		2,132,500
Diversified Financial Services – 0.1%
M&G PLC*	59,433	82,739
Diversified Telecommunication Services – 4.0%
Orange SA	115,422	1,430,634
TELUS Corp	99,600	1,574,941
Verizon Communications Inc	50,246	2,699,718
		5,705,293
Electric Utilities – 3.2%
Enel SpA	386,708	2,690,911
Iberdrola SA	187,359	1,849,474
		4,540,385
Electrical Equipment – 1.5%
ABB Ltd	109,980	1,934,533
Schneider Electric SE	3,307	284,650
		2,219,183
Entertainment – 0.6%
Vivendi SA	39,472	846,704
Equity Real Estate Investment Trusts (REITs) – 3.2%
Crown Castle International Corp	8,763	1,265,377
CyrusOne Inc	36,375	2,246,156
Hammerson PLC	174,775	167,323
VICI Properties Inc	58,847	979,214
		4,658,070
Food & Staples Retailing – 0.9%
Tesco PLC	440,426	1,246,884
Food Products – 4.6%
Danone SA	24,362	1,570,786
Mondelez International Inc	28,072	1,405,846
Nestle SA (REG)	35,448	3,655,081
		6,631,713
Health Care Equipment & Supplies – 1.6%
Medtronic PLC	26,056	2,349,730
Hotels, Restaurants & Leisure – 1.0%
Las Vegas Sands Corp	21,172	899,175
McDonald's Corp	3,503	579,221
		1,478,396
Household Products – 0.9%
Reckitt Benckiser Group PLC	17,597	1,350,207
Industrial Conglomerates – 1.1%
Siemens AG	17,711	1,523,938
Information Technology Services – 0.3%
Sabre Corp	68,002	403,252
Insurance – 4.5%
AXA SA	98,882	1,711,861
Manulife Financial Corp	84,470	1,060,753
NN Group NV	25,171	679,654
Prudential PLC	53,309	680,329
Zurich Insurance Group AG	6,687	2,374,597
		6,507,194
Metals & Mining – 0.4%
BHP Group PLC	36,610	566,110
Multi-Utilities – 3.0%
Dominion Energy Inc	16,362	1,181,173
DTE Energy Co	12,266	1,164,902
Veolia Environnement SA	92,829	1,985,334
		4,331,409
Oil, Gas & Consumable Fuels – 2.7%
Repsol SA	95,101	867,581
Royal Dutch Shell PLC	85,537	1,528,076
TOTAL SA	36,580	1,418,163
		3,813,820
Paper & Forest Products – 1.1%
UPM-Kymmene Oyj	55,429	1,527,339

Shares or Principal Amounts		Value
Common Stocks – (continued)
Personal Products – 1.6%
Unilever NV	45,850	$2,258,408
Pharmaceuticals – 15.0%
Bristol-Myers Squibb Co	37,312	2,079,771
GlaxoSmithKline PLC	186,987	3,506,544
Johnson & Johnson	15,312	2,007,863
Novartis AG	36,514	3,018,956
Pfizer Inc	108,461	3,540,167
Roche Holding AG	15,603	5,074,863
Sanofi	26,811	2,359,813
		21,587,977
Professional Services – 3.0%
RELX PLC	116,861	2,514,217
SGS SA	753	1,747,413
		4,261,630
Semiconductor & Semiconductor Equipment – 3.7%
Maxim Integrated Products Inc	34,952	1,699,017
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	56,670	2,708,259
Tokyo Electron Ltd	5,000	940,328
		5,347,604
Software – 3.9%
Microsoft Corp	35,731	5,635,136
Tobacco – 1.8%
British American Tobacco PLC	41,675	1,422,794
Imperial Brands PLC	66,809	1,238,073
		2,660,867
Wireless Telecommunication Services – 2.0%
Tele2 AB	157,770	2,122,002
Vodafone Group PLC	489,453	683,558
		2,805,560
Total Common Stocks (cost $121,070,917)		111,624,737
Preferred Stocks – 2.6%
Household Products – 1.1%
Henkel AG & Co KGaA	18,789	1,531,807
Technology Hardware, Storage & Peripherals – 1.5%
Samsung Electronics Co Ltd	67,105	2,190,744
Total Preferred Stocks (cost $4,070,170)		3,722,551
Investment Companies – 2.7%
Money Markets – 2.7%
Fidelity Investments Money Market Treasury Portfolio, 0.2600%ºº (cost $3,956,555)	3,956,555	3,956,555
Total Investments (total cost $153,203,681) – 99.7%		143,254,889
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		440,192
Net Assets – 100%		$143,695,081

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$56,986,367	39.8%
United Kingdom	19,914,795	13.9
Switzerland	18,804,995	13.1
France	13,905,708	9.7
Netherlands	7,300,080	5.1
Germany	5,162,779	3.6
Spain	3,301,746	2.3
Taiwan	2,708,259	1.9
Italy	2,690,911	1.9
Canada	2,635,694	1.8
South Korea	2,190,744	1.5
Sweden	2,122,002	1.5
Finland	1,527,339	1.1
Belgium	1,099,401	0.8
Denmark	982,021	0.7
Austria	981,720	0.7
Japan	940,328	0.6

Total	$143,254,889	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/22/20	(5,277,849)	$6,653,211	$96,248
Euro	4/22/20	(7,099,267)	7,970,762	136,718
Total				$232,966

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 14,582,494

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $7,537,630, which represents 5.2% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets

Investments In Securities:
Corporate Bonds	$-	$20,825,773	$-
United States Treasury Notes/Bonds	-	3,125,273	-
Common Stocks
Beverages	1,466,799	2,079,286	-
Chemicals	695,980	1,119,580	-
Communications Equipment	3,036,501	-	-
Diversified Telecommunication Services	4,274,659	1,430,634	-
Equity Real Estate Investment Trusts (REITs)	4,490,747	167,323	-
Food Products	1,405,846	5,225,867	-
Health Care Equipment & Supplies	2,349,730	-	-
Hotels, Restaurants & Leisure	1,478,396	-	-
Information Technology Services	403,252	-	-
Insurance	1,060,753	5,446,441	-
Multi-Utilities	2,346,075	1,985,334	-
Pharmaceuticals	7,627,801	13,960,176	-
Semiconductor & Semiconductor Equipment	4,407,276	940,328	-
Software	5,635,136	-	-
All Other	-	38,590,817	-
Preferred Stocks	-	3,722,551	-
Investment Companies	3,956,555	-	-
Total Investments in Securities	$44,635,506	$98,619,383	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	232,966	-
Total Assets	$44,635,506	$98,852,349	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.